     --------------------------------
     BERGSTROM
     CAPITAL
     CORPORATION
     --------------------------------


     2001 THIRD QUARTER REPORT


     Listed: American Stock Exchange (Ticker symbol: BEM)
     Transfer Agent, Registrar and Custodian: State Street Bank and Trust Company, Boston, Massachusetts
     Independent Auditors: Deloitte & Touche LLP, Boston, Massachusetts Legal Counsel: Howard, Rice, Nemerovski, Canady, Falk & Rabkin PC, San Francisco, California

BERGSTROM CAPITAL CORPORATION
--------------------------------------------------------------------------------

                                PRIVACY NOTICE

   Bergstrom Capital Corporation (the "Company") collects certain nonpublic personal information about its stockholders of record who are individuals. The Company collects information from forms its stockholders or their brokers provide (such as name, address and tax identification number) and information from its stockholders or their brokers about transactions in the Company's stock its stockholders effect with third parties (such as date and number of shares purchased, sold, transferred or held). The Company may also collect such information through stockholder inquiries by mail, email or telephone.

   The Company does not disclose any nonpublic personal information about its stockholders to anyone, except as permitted by law.

   The Company restricts access to the nonpublic personal information of its stockholders to those employees and service providers (such as the transfer agent and fund administrator) who need to know this information in order to provide services to the Company's stockholders. The Company maintains certain physical and procedural safeguards to help protect this nonpublic personal information.

BERGSTROM CAPITAL CORPORATION
--------------------------------------------------------------------------------

                          STOCKHOLDER MEETING RESULTS

   The Annual Meeting of Stockholders of Bergstrom Capital Corporation (the "Company") was held on Monday, November 5, 2001 in the Kirtland Cutter Room, The Rainier Club, 820 Fourth Avenue, Seattle, Washington. The two matters voted upon by stockholders and the resulting votes for each matter are presented below.

    1. To elect one director to hold office until the Annual Meeting of Stockholders in 2004 and until his successor shall be elected and shall qualify.

            Elected Director     For   Withheld  Broker Non-Votes*

            William H. Sperber 940,799  7,028            0

            Other Continuing Directors          Present Term Expires

            Erik E. Bergstrom                           2003
            George C. Scott                             2003
            William L. McQueen                          2002
            Norman R. Nielsen                           2002

    2. To approve or disapprove a new Investment Management and Advisory Agreement between the Company and Dresdner RCM Global Investors LLC.

                     For   Against Abstain Broker Non-Votes*
                   930,753 11,481   5,592          0

* Broker non-votes are proxies received by the Company from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

BERGSTROM CAPITAL CORPORATION
--------------------------------------------------------------------------------

                              DISTRIBUTION POLICY

   The Company's distribution policy, which was adopted by the Board of Directors on May 12, 1997, provides for an annual distribution to the Company's stockholders, during the month of June each year, of a cash dividend at the rate of a minimum of 6 percent of the Company's net asset value per share as calculated on the last business day in March of that year. The Board of Directors may modify or terminate the distribution policy at any time at its discretion.

   Please refer to the President's Letter in this report regarding the annual distribution for the year 2001 in the amount of $11.25 per share, paid on June 11, 2001 to stockholders of record May 17, 2001.

   Under the distribution policy, distributions in any year in excess of the Company's net investment income and net realized capital gains for such year will constitute a return of stockholders' capital. For federal income tax purposes, any return of capital will generally be treated as a non-taxable recovery of basis to the extent of the stockholders' basis in their shares, and as capital gain to the extent that the return of capital is in excess of such basis.* The Company will be required to liquidate a portion of its portfolio in order to fund any return of capital. Any return of capital will also reduce the assets of the Company available for investment and will likely have the effect of increasing the Company's expense ratio.

   In any year in which the total of the Company's net investment income and net realized capital gains exceeds the amount distributed for that year under the distribution policy, the Company may, at the discretion of the Board of Directors, retain a portion of the net realized long-term capital gains for such year. The Board of Directors has elected to retain undistributed net long-term capital gains, if any, realized during the year 2001.

* The portion of any return of capital representing the Company's accumulated earnings and profits from prior years will be treated as ordinary income. The Company's accumulated earnings and profits as of December 31, 2000 amounted to $139,410 or $.14 per share.

BERGSTROM CAPITAL CORPORATION
--------------------------------------------------------------------------------

              NOTICE OF IMPORTANT FEDERAL INCOME TAX INFORMATION

   It is the presently declared policy of the Board of Directors, which is subject to review by the Board of Directors from time to time, that in any year in which the Company is taxed as a regulated investment company all or a portion of the net long-term capital gains of the Company for such year may be retained by the Company, and if such gains are retained taxes thereon would be paid by the Company and appropriate credit therefore allowed to the stockholders of the Company, all as provided in Section 852(b)(3)(D) of the Internal Revenue Code. Stockholders of record on December 31 of such year would be required to include in their income tax returns their share of the Company's net long-term capital gains retained and take credit for the tax paid on their behalf by the Company. Stockholders of record on December 31 of such year should increase the tax basis of their stock by the excess of their share of the net long-term capital gains retained over the tax paid on their behalf. The Internal Revenue Code provides that, within 60 days following the end of such year, the Company would send Form 2439, Notice to Shareholders of Undistributed Capital Gains, to stockholders of record on December 31 of such year. The Internal Revenue Code also provides that, if a stockholder owned shares registered in the name of a broker or nominee on December 31 of such year, the broker or nominee would send Form 2439 to such stockholder within 90 days following the end of such year. For the years 1980 through 1984, 1986, 1987, 1989, and 1991 through 2000, the Company retained all or a portion of the net long-term capital gains realized. For the years 1985, 1988 and 1990 all of the net long-term capital gains realized were distributed.

   The Board of Directors has elected to distribute a portion of the net long-term capital gains realized during the year ending December 31, 2001 as a part of the $11.25 per share cash dividend paid on June 11, 2001, and to retain undistributed net long-term capital gains, if any, realized during the year ending December 31, 2001.

   A Form 1099 will be mailed by January 31, 2002 to all stockholders of record on the dividend record date in 2001 setting forth the specific amounts to be included in their 2001 tax returns.

BERGSTROM CAPITAL CORPORATION
--------------------------------------------------------------------------------


221 First Avenue West, Suite 320
Seattle, Washington 98119-4224

November 5, 2001

Dear Fellow Stockholders:

   During the first nine months of 2001 the Company's net assets decreased from $226,163,493 to $154,854,837 which is a decrease of $71,308,656. This decrease in net assets is after payment by the Company of $11,250,000 in dividends ($11.25 per share on June 11, 2001). The decrease in net assets, before deducting the payment of dividends was $60,058,656 which was composed of net investment income of $207,084, realized gain on investments of $6,665,020, and a decrease in unrealized appreciation of $66,930,760.

   The per share net asset value decreased from $226.16 on December 31, 2000 to $154.85 on September 30, 2001. After adjustment for the dividends, the per share net asset value decreased 26.6%. During the same period the Dow Jones Industrial Average, adjusted for dividends, decreased 16.9% and the Standard & Poor's 500 Stock Average, adjusted for dividends, decreased 20.4%. The per share net asset value on Friday, November 2, 2001 was $159.81.

   During the first nine months of 2001 the Company had total interest and dividend income of $1,003,647 as compared to $1,023,669 for the same period in 2000 for a decrease of $20,022. During the first nine months of 2001 operating expenses were $796,563 which is a $193,301 decrease from $989,864 for the first nine months of 2000. The resulting net investment income of $207,084 for the first nine months of 2001 is an increase of $173,279 from $33,805 for the first nine months of 2000.

   The following are the major ($500,000 or more) purchases and sales made in the Company's portfolio of securities during the third quarter of 2001:

                                                SHARES
                                  ----------------------------------
                                                           HELD
                                                       SEPTEMBER 30,
SECURITY NAME                     ADDITIONS REDUCTIONS     2001
--------------------------------- --------- ---------- -------------
ACE Ltd..........................             39,000            0
Abbott Laboratories..............  15,000                  15,000
Amgen, Inc.......................             85,000      465,000
EMC Corp. Mass...................             68,000            0
GlaxoSmithKline PLC Sponsored ADR             20,000       40,000
Lilly Eli & Co...................              8,000       50,000
Sun Microsystems, Inc............             63,000            0
Target Corp......................             46,000            0
Tyco International Ltd. New......             16,000      120,000
United Technologies Corp.........  20,000                  20,000
Waters Corp......................  32,000                  32,000

BERGSTROM CAPITAL CORPORATION
--------------------------------------------------------------------------------


   The value of the Company's investment in the securities of Amgen, Inc. amounted to 17.6% of the Company's total assets at September 30, 2001. The investment of a substantial percentage of the Company's assets in the securities of a single issuer or industry exposes the Company to a greater risk of loss resulting from unfavorable price movements or market conditions relating to such issuer or industry.

   On June 11, 2001, the Company paid a cash dividend of $11.25 per share to stockholders of record on May 17, 2001. This dividend was the annual distribution for the year 2001 under the Company's distribution policy. Please refer to the Distribution Policy in this report. As of November 2, 2001, the Company had realized net long-term capital gains in the amount of only $5.11 per share and estimated that net investment income for the year ending December 31, 2001 would amount to $.26 per share. Therefore, if the Company does not realize additional capital gains in the amount of $5.88 per share before December 31, 2001, a portion of the dividend will be classified as a return of capital. As of November 2, 2001, the unrealized appreciation of the Company's investments amounted to $45.44 per share.

   The Company does not have a dividend reinvestment program. The Company has considered this over the years and has determined that the cost of such a program would not be commensurate with the benefit. The Company's policy of retaining a portion of the net long-term capital gains in certain years accomplishes some of the same goals as would a dividend reinvestment program.

   The Company's shares of capital stock are traded on the American Stock Exchange and are identified by the stock ticker symbol BEM. The net asset value per share as of Friday's close of business is published each Saturday in Barrons, each Sunday in the New York Times, and each Monday in the Wall Street Journal and certain other publications under "Closed-End Funds." This information is also available on the Internet on a daily basis through a variety of sources. The Company is not responsible for inaccuracies or omissions in the dissemination of this information.

   Your Company welcomes questions or comments from stockholders. If you wish to communicate with the Company's transfer agent, State Street Bank and Trust Company, the address is P.O. Box 43011, Providence, RI 02940 and the telephone number is 1-800-426-5523.

Yours very truly,

/s/ William L. McQueen
William L. McQueen
President

BERGSTROM CAPITAL CORPORATION
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2001 (Unaudited)

Assets:
  Investments, at value (see accompanying schedule):
   Short-term investments (cost $16,998,779)                                         $ 16,998,779
   Common stocks (cost $98,904,252)                                                   137,876,477
                                                                                     ------------
       Total Investments (cost $115,903,031)                                          154,875,256
  Cash                                                                                     54,620
  Interest and dividends receivable                                                        81,871
  Other assets                                                                              1,625
                                                                                     ------------
       Total assets                                                                   155,013,372
                                                                                     ------------
Liabilities:
  Advisory fee payable                                                                    132,985
  Other accrued expenses                                                                   25,550
                                                                                     ------------
       Total liabilities                                                                  158,535
                                                                                     ------------
Net assets applicable to 1,000,000 outstanding shares of capital stock
  equivalent to $154.85 per share on September 30, 2001                              $154,854,837
                                                                                     ============

STATEMENT OF CHANGES IN NET ASSETS
                                                                     NINE MONTHS
                                                                        ENDED         YEAR ENDED
                                                                  SEPTEMBER 30, 2001 DECEMBER 31,
                                                                     (Unaudited)         2000
Operations:
  Net investment income                                              $    207,084    $    153,572
  Realized gain on investments                                          6,665,020      34,863,821
  Decrease in unrealized appreciation                                 (66,930,760)    (67,841,185)
                                                                     ------------    ------------
  Net decrease in net assets resulting from operations                (60,058,656)    (32,823,792)
                                                                     ------------    ------------
Dividends to stockholders:
  From net investment income                                             (207,084)       (153,572)
  From net realized gain on investments                               (11,042,916)    (17,596,428)
                                                                     ------------    ------------
       Total dividends to stockholders ($11.25 per
         share-2001; $17.75 per share-2000)                           (11,250,000)    (17,750,000)
                                                                     ------------    ------------
Total decrease in net assets                                          (71,308,656)    (50,573,792)
Net assets, beginning of period                                       226,163,493     276,737,285
                                                                     ------------    ------------
Net assets, end of period                                            $154,854,837    $226,163,493
                                                                     ============    ============

See also Notes to Financial Statements in the Company's 2001 Semi-Annual Report to Stockholders.

BERGSTROM CAPITAL CORPORATION
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2001 (Unaudited)

Investment Income:
 Interest                                                                      $    180,119
 Dividends                                                                          823,528
                                                                               ------------
       Total income                                                               1,003,647
                                                                               ------------
Expenses:
 Advisory fees                                                                      427,922
 Directors' fees and expenses                                                        67,036
 Officer's salary and related expenses                                               64,193
 Accounting expenses                                                                 43,829
 Legal fees                                                                          62,104
 Auditing fees                                                                       20,660
 Insurance                                                                           20,269
 Other expenses                                                                      20,480
 Transfer agent fees and expenses                                                    21,605
 Stockholders' meeting and reports                                                   17,498
 Custodian fees                                                                      13,955
 State and other taxes                                                               12,137
 Fee for shares listed on American Stock Exchange                                     4,875
                                                                               ------------
       Total expenses                                                               796,563
                                                                               ------------
Net investment income ($.21 per share)                                              207,084
                                                                               ------------
Realized and unrealized gain on investments:
 Realized gain on investments (excluding short-term investments):
   Proceeds from sale of securities                               $ 51,018,889
   Cost of securities sold                                          44,353,869
                                                                  ------------
       Realized gain on investments sold                                          6,665,020
 Unrealized appreciation of investments:
   Beginning of period                                             105,902,985
   End of period                                                    38,972,225
                                                                  ------------
       Decrease in unrealized appreciation                                      (66,930,760)
                                                                               ------------
Net loss on investments ($60.27 per share)                                      (60,265,740)
                                                                               ------------
Net decrease in net assets resulting from operations                           $(60,058,656)
                                                                               ============

See also Notes to Financial Statements in the Company's 2001 Semi-Annual Report to Stockholders.

BERGSTROM CAPITAL CORPORATION
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
September 30, 2001 (Unaudited)

Shares or
Principal
Amount                                                                Cost        Value
           Short-Term Investments (11.0%):
 4,200,000 SSgA Money Market Fund                                  $ 4,200,000 $ 4,200,000
$6,000,000 American General Finance Corp., 3.05% Note due 10/02/01   5,999,492   5,999,492
$6,000,000 Wells Fargo Financial, Inc., 3.02% Note due 10/02/01      5,999,497   5,999,497
$  800,000 American Express Credit Corp., 3.14% Note due 10/04/01      799,790     799,790
                                                                   ----------- -----------
           Total--Short-Term Investments                            16,998,779  16,998,779
                                                                   ----------- -----------

           Common Stocks (89.0%):
           Aerospace and Defense (0.6%):
    20,000 United Technologies Corp.                                 1,256,103     930,000
                                                                   ----------- -----------

           Air Freight and Couriers (1.0%):
    30,000 United Parcel Service Class B                             1,731,132   1,559,400
                                                                   ----------- -----------

           Banks (1.8%):
    41,000 Bank of New York, Inc.                                      787,441   1,435,000
    32,000 Citigroup, Inc.                                             550,256   1,296,000
                                                                   ----------- -----------
                                                                     1,337,697   2,731,000
                                                                   ----------- -----------

           Beverages (2.7%):
    28,000 Coca-Cola Co.                                                37,302   1,311,800
    60,000 PepsiCo, Inc.                                             2,516,191   2,910,000
                                                                   ----------- -----------
                                                                     2,553,493   4,221,800
                                                                   ----------- -----------

           Biotechnology (17.6%):
   465,000 Amgen, Inc. (A)                                             607,348  27,328,050
                                                                   ----------- -----------

           Broadcasting (1.0%):
    20,000 Comcast Corp. Special Class A (A)                           790,236     717,400
    13,500 McGraw-Hill Companies, Inc.                                 886,505     785,700
                                                                   ----------- -----------
                                                                     1,676,741   1,503,100
                                                                   ----------- -----------

           Communication Systems (4.1%):
    80,000 Qwest Communications International, Inc                   3,227,349   1,336,000
    40,000 SBC Communications, Inc.                                  1,817,596   1,884,800
    50,000 Vodafone Airtouch PLC Sponsored ADR                       1,980,230   1,098,000
   134,000 WorldCom, Inc.--WorldCom Group (A)                        1,754,367   2,015,360
                                                                   ----------- -----------
                                                                     8,779,542   6,334,160
                                                                   ----------- -----------

           Diversified Technology (0.9%):
    87,000 Nokia Corp. Sponsored ADR                                   367,678   1,361,550
                                                                   ----------- -----------

BERGSTROM CAPITAL CORPORATION
--------------------------------------------------------------------------------

  Shares or
  Principal
  Amount                                                  Cost        Value

            Drugs and Health Supplies (6.7%):
   257,000  Pfizer, Inc.                                 5,674,512  10,305,700
                                                       ----------- -----------

            Electrical Components (3.7%):
   153,000  General Electric Co.                         3,992,747   5,691,600
                                                       ----------- -----------


            Electronics/New Technology (2.8%):
   130,000  Cisco Systems, Inc. (A)                    $ 1,025,029 $ 1,583,400
    63,000  Intel Corp.                                  1,626,125   1,287,720
    31,000  Qualcomm, Inc. (A)                             523,198   1,473,740
                                                       ----------- -----------
                                                         3,174,352   4,344,860
                                                       ----------- -----------

            Financial Services, Diversified (2.4%):
    46,000  Federal National Mortgage Association        3,541,979   3,682,760
                                                       ----------- -----------

            Health Care Equipment and Supplies (0.7%):
    32,000  Waters Corp. (A)                               937,256   1,144,640
                                                       ----------- -----------

            Industrial Machinery (3.5%):
   120,000  Tyco International Ltd. New                    593,161   5,460,000
                                                       ----------- -----------

            Insurance (4.8%):
    65,625  American International Group, Inc.             440,727   5,118,750
    23,500  Marsh & McLennan Companies, Inc.             1,854,663   2,272,450
                                                       ----------- -----------
                                                         2,295,390   7,391,200
                                                       ----------- -----------

            Medical Supplies (0.5%):
    15,000  Abbott Laboratories                            737,401     777,750
                                                       ----------- -----------

            Petroleum Services (0.9%):
    31,000  Schlumberger Ltd.                            2,006,608   1,416,700
                                                       ----------- -----------

            Pharmaceuticals (10.9%):
    26,500  Bristol-Myers Squibb Co.                       465,082   1,472,340
     7,800  Genentech, Inc. (A)                            623,795     343,200
    40,000  GlaxoSmithKline PLC Sponsored ADR            2,117,414   2,244,800
     8,400  Human Genome Sciences, Inc. (A)                581,059     259,644
    50,000  Lilly Eli & Co.                              1,686,551   4,035,000
    54,000  Merck & Co., Inc.                            4,174,405   3,596,400
    25,000  Millennium Pharmaceuticals, Inc. (A)         1,406,762     444,000
    79,000  Pharmacia Corp.                              4,233,364   3,204,240
    36,000  Schering-Plough Corp.                        1,875,519   1,335,600
                                                       ----------- -----------
                                                        17,163,951  16,935,224
                                                       ----------- -----------

BERGSTROM CAPITAL CORPORATION
--------------------------------------------------------------------------------

Shares or
Principal
Amount                                                            Cost        Value


            Regulated Investment Companies (6.6%):
   40,784   Dresdner RCM Global Technology Fund (B)              2,162,124      888,280
  467,826   Dresdner RCM International Growth Equity Fund (B)    6,155,956    4,341,425
2,395,585   Dresdner RCM MidCap Fund, Inc. (B)                   8,073,122    5,006,773
                                                              ------------ ------------
                                                                16,391,202   10,236,478
                                                              ------------ ------------

            Retail Trade (8.9%):
   49,500   Colgate Palmolive Co.                             $  1,893,503 $  2,883,375
   45,000   Home Depot, Inc.                                       943,546    1,726,650
    4,000   Kimberly Clark Corp.                                   253,893      248,000
   37,000   Safeway, Inc. (A)                                    1,335,330    1,469,640
   41,000   Sysco Corp.                                          1,009,600    1,047,140
   71,000   Walgreen Co.                                         1,942,063    2,444,530
   80,000   Wal-Mart Stores, Inc.                                3,416,305    3,960,000
                                                              ------------ ------------
                                                                10,794,240   13,779,335
                                                              ------------ ------------

            Software and Processing (5.9%):
   40,000   America Online Time Warner Inc. (A)                  1,423,547    1,324,000
    8,500   Check Point Software Technologies, Ltd. (A)            505,493      187,170
  118,000   Microsoft Corp. (A)                                  5,216,616    6,038,060
   44,000   Oracle Corp. (A)                                     1,366,481      553,520
   24,500   Siebel Systems, Inc. (A)                             1,943,330      318,745
   41,625   Veritas Software Co. (A)                             1,017,500      767,565
                                                              ------------ ------------
                                                                11,472,967    9,189,060
                                                              ------------ ------------

            Utilities (1.0%):
   57,000   Enron Corp.                                          1,818,752    1,552,110
                                                              ------------ ------------

            Totals--Common Stocks                               98,904,252  137,876,477
                                                              ------------ ------------
            Totals--Investments                               $115,903,031 $154,875,256
                                                              ============ ============

(A) Non-income producing securities.
(B) Regulated investment company advised by Dresdner RCM Global Investors LLC, the Corporation's investment adviser.


See also Notes to Financial Statements in the Company's 2001 Semi-Annual Report to Stockholders.

   BOARD OF DIRECTORS

   ERIK E. BERGSTROM             GEORGE COLE SCOTT
   Chairman                      Registered Representative
                                 Anderson & Strudwick Incorporated
   WILLIAM L. McQUEEN            President
   President and Treasurer       Closed-End Fund Advisors, Inc.

   NORMAN R. NIELSEN             WILLIAM H. SPERBER
   Manager and Senior Member     Retired Chairman and Chief Executive Officer
    of Research Staff            The Trust Company of Washington
   AtomicTangerine (an affiliate
    of SRI International)

   OFFICERS

   WILLIAM L. McQUEEN            SUZANNE M. SCHIFFLER
   President and Treasurer       Secretary


   --------------------------------------------------------------------------

   BERGSTROM CAPITAL CORPORATION
   221 First Avenue West, Suite 320
   Seattle, Washington 98119-4224
   (206) 283-0539

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